UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21268

                       OPPENHEIMER TOTAL RETURN BOND FUND
                       ----------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: APRIL 30
                                                 --------

             Date of reporting period: MAY 1, 2004 - APRIL 30, 2005
                                       ----------------------------



ITEM 1.  REPORTS TO STOCKHOLDERS.



TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOP FIVE HOLDINGS BY ISSUER
--------------------------------------------------------------------------------
Federal National Mortgage Assn.                                            37.8%
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.                                            9.2
--------------------------------------------------------------------------------
U.S. Treasury                                                               7.5
--------------------------------------------------------------------------------
Tennessee Valley Authority                                                  3.5
--------------------------------------------------------------------------------
Daimler Chrysler Auto Trust                                                 1.1

Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2005, and are based on total market value of investments.

CORPORATE BONDS & NOTES--TOP TEN INDUSTRIES
--------------------------------------------------------------------------------
Diversified Financial Services                                              3.3%
--------------------------------------------------------------------------------
Electric Utilities                                                          3.0
--------------------------------------------------------------------------------
Media                                                                       2.3
--------------------------------------------------------------------------------
Automobiles                                                                 2.3
--------------------------------------------------------------------------------
Insurance                                                                   2.2
--------------------------------------------------------------------------------
Real Estate                                                                 1.7
--------------------------------------------------------------------------------
Diversified Telecommunication Services                                      1.6
--------------------------------------------------------------------------------
Food & Staples Retailing                                                    1.3
--------------------------------------------------------------------------------
Health Care Providers & Services                                            1.1
--------------------------------------------------------------------------------
Food Products                                                               0.9

Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2005, and are based on net assets.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CREDIT ALLOCATION

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

      Treasury               7.5%
      Agency                44.3
      AAA                   22.0
      AA                     2.1
      A                      5.6
      BBB                   12.7
      BB                     1.5
      Not Rated              4.3

Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2005, and are based on total market value of investments.
--------------------------------------------------------------------------------


                     9 | OPPENHEIMER TOTAL RETURN BOND FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED APRIL 30, 2005, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. For its fiscal year ended April 30, 2005, Oppenheimer Total Return Bond Fund's competitive performance was driven by several key factors. First, our exposure to the mortgage sector, particularly from the beginning of the Fund's fiscal year through the end of 2004, was a strong supporter of performance. For the bulk of the review period, mortgage-related debt securities solidly outperformed comparable Treasuries while offering a marginal yield advantage as well. As a result, our overall exposure to this sector of the bond markets helped add to Fund performance for the year.

      In addition, our decision to emphasize higher-coupon mortgage securities also worked in our favor. Although interest rates did not increase significantly until very late in the period, a condition that typically favors higher-coupon mortgages, these holdings fared quite well for the Fund's portfolio nonetheless, due to investors' expectations for higher prepayment rates than what materialized. Overall, our general exposure to and individual security selection within the mortgage sector significantly added to returns for the fiscal year.

      Another positive contributor to Fund performance for the year was our active management of the Fund's interest-rate sensitivity, or duration. Going into the period, we held a neutral interest-rate positioning versus our benchmark, the Citigroup Broad Investment Grade Index. As our analysis suggested, rate expectations embedded in the yield curve were in line with economic fundamentals. Since there was virtually little or no room to profit from any possible discrepancy between the market's expectations and the Fed's moves, this neutral positioning in regard to our interest-rate sensitivity benefited performance.

      As the period progressed, we started reducing the Fund's interest-rate exposure versus that of the benchmark. This came about as we observed levels of market interest rates prevailing during most of the second half of 2005, reflecting overly pessimistic market expectations about the U.S. economy. This decision has made a small positive contribution to performance over the reporting period. As the period ended, we maintained quite short duration.

      In terms of our credit exposure, our decision to place our emphasis at the shorter end of the maturity curve throughout the first several months of the period boosted performance, since this area of the curve experienced relatively less volatility than longer-dated issues at that time. Ironically, however, this very positioning hurt us at the end of 2004


                     10 | OPPENHEIMER TOTAL RETURN BOND FUND
through the middle of the first quarter of 2005 as credit spreads tightened, resulting in better performance by corporates with longer maturities. In the final weeks of the Fund's fiscal year, the credit market suffered a downturn and spreads widened. Fortunately, our risk management measures allowed only a marginal exposure to shorter-dated credit securities, so the impact of this event was minimal on Fund returns.

      Similarly, while our exposure to high-yield bonds--which fared quite well in 2004 relative to Treasuries--benefited performance for the first half of the period, this allocation detracted from returns slightly in the last few months of the fiscal year. The sharp reversal credit spreads experienced late in the period unraveled the narrow spreads high-yield bonds enjoyed throughout 2003 and 2004. Since bond prices move in the opposite direction of the yields, as yield spreads widened, the prices on many high-yield issues suffered. Consequently, our general exposure to high-yield bonds mildly detracted from our returns late in the period.

      Moving forward, we intend to maintain our shorter duration positioning versus the benchmark in preparation for rising interest rates. In terms of mortgage securities, we plan to maintain our slightly underweighted exposure as well as maintain an emphasis on higher coupon mortgages, where we perceive greater intrinsic value relative to lower-coupon issues. Finally, we will continue to focus on maintaining a low overall credit risk of the Fund's portfolio, and place an emphasis on higher-quality corporate credits. We believe these tactics will position the Fund favorably for the environment we expect in the months ahead.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until April 30, 2005. In the case of Class A, B, C, and N shares performance is measured from the inception of each class on February 21, 2003. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C and Class N shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.

      The Fund's performance is compared to the performance of the Citigroup Broad Investment Grade Index, a market-capitalization weighted index that includes fixed-rate Treasury, government-sponsored, corporate and mortgage securities. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.


                     11 | OPPENHEIMER TOTAL RETURN BOND FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS A SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
      Oppenheimer Total Return Bond Fund (Class A)
      Citigroup Broad Investment Grade Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                          Oppenheimer Total Return       Citigroup Broad
                            Bond Fund (Class A)       Investment Grade Index
   02/21/2003                      9,525                     10,000
   04/30/2003                      9,633                     10,079
   07/31/2003                      9,483                      9,900
   10/31/2003                      9,716                     10,135
   01/31/2004                      9,939                     10,351
   04/30/2004                      9,888                     10,268
   07/31/2004                      9,993                     10,387
   10/31/2004                     10,265                     10,713
   01/31/2005                     10,355                     10,795
   04/30/2005                     10,371                     10,822

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 4/30/05

1-Year  -0.09%   Since Inception (2/21/03)  1.68%


                     12 | OPPENHEIMER TOTAL RETURN BOND FUND

CLASS B SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
      Oppenheimer Total Return Bond Fund (Class B)
      Citigroup Broad Investment Grade Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                           Oppenheimer Total Return        Citigroup Broad
                              Bond Fund (Class B)       Investment Grade Index
   02/21/2003                     10,000                     10,000
   04/30/2003                     10,097                     10,079
   07/31/2003                      9,915                      9,900
   10/31/2003                     10,132                     10,135
   01/31/2004                     10,342                     10,351
   04/30/2004                     10,268                     10,268
   07/31/2004                     10,355                     10,387
   10/31/2004                     10,613                     10,713
   01/31/2005                     10,684                     10,795
   04/30/2005                     10,379                     10,822

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 4/30/05

1-Year  -1.00%   Since Inception (2/21/03)  1.71%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 4.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. SEE PAGE 16 FOR FURTHER INFORMATION.


                     13 | OPPENHEIMER TOTAL RETURN BOND FUND

FUND PERFORMANCE DISCUSSION

CLASS C SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
      Oppenheimer Total Return Bond Fund (Class C)
      Citigroup Broad Investment Grade Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                          Oppenheimer Total Return       Citigroup Broad
                             Bond Fund (Class C)      Investment Grade Index
   02/21/2003                       10,000                  10,000
   04/30/2003                       10,096                  10,079
   07/31/2003                        9,917                   9,900
   10/31/2003                       10,122                  10,135
   01/31/2004                       10,342                  10,351
   04/30/2004                       10,258                  10,268
   07/31/2004                       10,355                  10,387
   10/31/2004                       10,602                  10,713
   01/31/2005                       10,683                  10,795
   04/30/2005                       10,668                  10,822

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 4/30/05

1-Year  2.99%   Since Inception (2/21/03)  2.99%


                     14 | OPPENHEIMER TOTAL RETURN BOND FUND

CLASS N SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
      Oppenheimer Total Return Bond Fund (Class N)
      Citigroup Broad Investment Grade Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                          Oppenheimer Total Return      Citigroup Broad
                            Bond Fund (Class N)       Investment Grade Index
   02/21/2003                     10,000                     10,000
   04/30/2003                     10,108                     10,079
   07/31/2003                      9,938                      9,900
   10/31/2003                     10,168                     10,135
   01/31/2004                     10,391                     10,351
   04/30/2004                     10,331                     10,268
   07/31/2004                     10,431                     10,387
   10/31/2004                     10,703                     10,713
   01/31/2005                     10,788                     10,795
   04/30/2005                     10,797                     10,822

AVERAGE ANNUAL TOTAL RETURNS OF CLASS N SHARES WITH SALES CHARGE OF THE FUND AT 4/30/05

1-Year  3.51%   Since Inception (2/21/03)  3.56%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 4.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. SEE PAGE 16 FOR FURTHER INFORMATION.


                     15 | OPPENHEIMER TOTAL RETURN BOND FUND

NOTES
--------------------------------------------------------------------------------

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

Please remember this Fund has a limited operating history.

CLASS A shares of the Fund were first publicly offered on 2/21/03. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 4.75%.

CLASS B shares of the Fund were first publicly offered on 2/21/03. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 2/21/03. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 2/21/03. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                     16 | OPPENHEIMER TOTAL RETURN BOND FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended April 30, 2005.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                     17 | OPPENHEIMER TOTAL RETURN BOND FUND

FUND EXPENSES
--------------------------------------------------------------------------------

the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                            BEGINNING           ENDING            EXPENSES
                            ACCOUNT             ACCOUNT           PAID DURING
                            VALUE               VALUE             6 MONTHS ENDED
                            (11/1/04)           (4/30/05)         APRIL 30, 2005
--------------------------------------------------------------------------------
Class A Actual              $1,000.00           $1,010.40         $4.05
--------------------------------------------------------------------------------
Class A Hypothetical         1,000.00            1,020.78          4.07
--------------------------------------------------------------------------------
Class B Actual               1,000.00            1,006.20          8.24
--------------------------------------------------------------------------------
Class B Hypothetical         1,000.00            1,016.61          8.28
--------------------------------------------------------------------------------
Class C Actual               1,000.00            1,006.20          8.24
--------------------------------------------------------------------------------
Class C Hypothetical         1,000.00            1,016.61          8.28
--------------------------------------------------------------------------------
Class N Actual               1,000.00            1,008.70          5.74
--------------------------------------------------------------------------------
Class N Hypothetical         1,000.00            1,019.09          5.77

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended April 30, 2005 are as follows:

CLASS       EXPENSE RATIOS
--------------------------
Class A          0.81%
--------------------------
Class B          1.65
--------------------------
Class C          1.65
--------------------------
Class N          1.15

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Manager and Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.
--------------------------------------------------------------------------------


                     18 | OPPENHEIMER TOTAL RETURN BOND FUND

STATEMENT OF INVESTMENTS  April 30, 2005
--------------------------------------------------------------------------------

                                                                                             PRINICIPAL                VALUE
                                                                                                 AMOUNT           SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--12.8%
-----------------------------------------------------------------------------------------------------------------------------
Aesop Funding II LLC, Automobile Asset-Backed Certificates,
Series 2005-1A, Cl. A2, 3.05%, 4/20/08 1,2                                                  $    70,000         $     69,888
-----------------------------------------------------------------------------------------------------------------------------
Bank One Auto Securitization Trust, Automobile Receivable Certificates,
Series 2003-1, Cl. A2, 1.29%, 8/21/06                                                            12,547               12,541
-----------------------------------------------------------------------------------------------------------------------------
BMW Vehicle Owner Trust, Automobile Loan Certificates:
Series 2004-A, Cl. A2, 1.88%, 10/25/06                                                          112,202              111,917
Series 2005-A, Cl. A2, 3.65%, 12/26/07                                                          270,000              269,875
-----------------------------------------------------------------------------------------------------------------------------
Capital Auto Receivables Asset Trust, Automobile Mtg.-Backed Nts.,
Series 2004-2, Cl. A3, 3.58%, 1/15/09                                                           220,000              217,422
-----------------------------------------------------------------------------------------------------------------------------
Centex Home Equity Co. LLC, Home Equity Loan Asset-Backed Certificates:
Series 2004-A, Cl. AF1, 2.03%, 6/25/19                                                           10,625               10,608
Series 2004-D, Cl. AF1, 2.98%, 4/25/20 1                                                         80,510               80,085
Series 2005-B, Cl. AF1, 4.02%, 3/26/35 1                                                         78,251               78,236
-----------------------------------------------------------------------------------------------------------------------------
Chase Funding Mortgage Loan Asset-Backed Certificates, Home Equity
Mtg. Obligations:
Series 2002-4, Cl. 1A3, 3.44%, 4/25/23                                                            3,253                3,248
Series 2003-1, Cl. 1A3, 3.14%, 7/25/23                                                           36,249               36,190
Series 2003-4, Cl. 1A2, 2.138%, 7/25/18                                                          93,405               93,185
Series 2003-5, Cl. 1A2, 2.451%, 11/25/18                                                         50,000               49,747
Series 2004-1, Cl. 1A2, 2.427%, 6/25/19                                                         140,000              139,166
-----------------------------------------------------------------------------------------------------------------------------
Chase Manhattan Auto Owner Trust, Automobile Loan Pass-Through
Certificates, Series 2002-A, Cl. A4, 4.24%, 9/15/08                                              38,448               38,608
-----------------------------------------------------------------------------------------------------------------------------
CIT Equipment Collateral, Equipment Receivable-Backed Nts.,
Series 2004-DFS, Cl. A2, 2.66%, 11/20/06 1                                                      170,000              169,013
-----------------------------------------------------------------------------------------------------------------------------
CIT Group Home Equity Loan Trust, Home Equity Loan Asset-Backed
Certificates, Series 2003-1, Cl. A2, 2.35%, 4/20/27                                              38,447               38,349
-----------------------------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, Credit Card Receivable Nts.:
Series 2001-A6, Cl. A6, 5.65%, 6/16/08                                                          210,000              214,383
Series 2002-A3, Cl. A3, 4.40%, 5/15/07                                                          160,000              160,185
Series 2003-C4, Cl. C4, 5%, 6/10/15                                                              30,000               30,019
-----------------------------------------------------------------------------------------------------------------------------
CitiFinancial Mortgage Securities, Inc., Home Equity Collateralized Mtg.
Obligations, Series 2003-3, Cl. AF1, 3.14%, 8/25/33 2                                            18,840               18,851
-----------------------------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc., Home Equity Mtg. Obligations,
Series 2004-OPT1, Cl. A1B, 2.388%, 9/1/34 1                                                      28,411               28,376
-----------------------------------------------------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates, Inc., Home Equity Asset-Backed
Certificates, Series 2002-4, Cl. A1, 3.39%, 2/25/33 2                                            21,136               21,400
-----------------------------------------------------------------------------------------------------------------------------
DaimlerChrysler Auto Trust, Automobile Loan Pass-Through Certificates:
Series 2001-D, Cl. A4, 3.78%, 2/6/07                                                             36,892               36,948
Series 2002-A, Cl. A4, 4.49%, 10/6/08                                                            82,626               83,004
Series 2003-B, Cl. A2, 1.61%, 7/10/06                                                            67,996               67,973
Series 2004-B, Cl. A2, 2.48%, 2/8/07 1                                                           75,709               75,548
Series 2004-C, Cl. A2, 2.62%, 6/8/07                                                            310,000              308,907
Series 2005-A, Cl. A2, 3.17%, 9/8/07 1                                                          270,000              269,374
-----------------------------------------------------------------------------------------------------------------------------
Equity One ABS, Inc., Home Equity Mtg. Pass-Through Certificates,
Series 2004-3, Cl. AF2, 3.80%, 7/25/34                                                           40,000               39,705


                     19 | OPPENHEIMER TOTAL RETURN BOND FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                             PRINICIPAL                VALUE
                                                                                                 AMOUNT           SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
-----------------------------------------------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Loan Pass-Through Certificates:
Series 2004-A, Cl. A2, 2.13%, 10/15/06                                                      $   243,984         $    243,185
Series 2005-A, Cl. A3, 3.48%, 11/17/08                                                          160,000              159,006
Series 2005-B, Cl. A2, 3.77%, 9/15/07                                                           240,000              240,199
-----------------------------------------------------------------------------------------------------------------------------
Harley-Davidson Motorcycle Trust, Motorcycle Receivable Nts.,
Series 2003-3, Cl. A1, 1.50%, 1/15/08                                                            74,451               74,187
-----------------------------------------------------------------------------------------------------------------------------
Honda Auto Receivables Owner Trust, Automobile Receivable Obligations:
Series 2003-1, Cl. A3, 1.92%, 11/20/06                                                           94,856               94,612
Series 2003-3, Cl. A2, 1.52%, 4/21/06                                                            14,636               14,629
Series 2003-4, Cl. A2, 1.58%, 7/17/06                                                            74,875               74,775
Series 2005-1, Cl. A2, 3.21%, 5/21/07 1                                                         110,000              109,783
-----------------------------------------------------------------------------------------------------------------------------
Household Automotive Trust, Automobile Loan Certificates,
Series 2003-2, Cl. A2, 1.56%, 12/18/06                                                           14,526               14,522
-----------------------------------------------------------------------------------------------------------------------------
M&I Auto Loan Trust, Automobile Loan Certificates:
Series 2002-1, Cl. A3, 2.49%, 10/22/07                                                           35,565               35,544
Series 2003-1, Cl. A2, 1.60%, 7/20/06                                                               721                  721
-----------------------------------------------------------------------------------------------------------------------------
MBNA Credit Card Master Note Trust, Credit Card Receivables,
Series 2003-C7, Cl. C7, 4.304%, 3/15/16 2                                                       310,000              328,973
-----------------------------------------------------------------------------------------------------------------------------
National City Auto Receivables Trust, Automobile Receivable
Obligations, Series 2004-A, Cl. A2, 1.50%, 2/15/07                                               68,560               68,385
-----------------------------------------------------------------------------------------------------------------------------
Nissan Auto Lease Trust, Automobile Lease Obligations, Series 2004-A,
Cl. A2, 2.55%, 1/15/07                                                                          150,000              149,404
-----------------------------------------------------------------------------------------------------------------------------
Nissan Auto Receivables Owner Trust, Automobile Receivable Nts.:
Series 2002-A, Cl. A4, 4.28%, 10/16/06                                                           22,623               22,662
Series 2002-C, Cl. A3, 2.60%, 8/15/06                                                            29,789               29,788
Series 2003-C, Cl. A2, 1.62%, 4/17/06                                                             7,784                7,784
Series 2004-A, Cl. A2, 1.40%, 7/17/06                                                            77,605               77,367
-----------------------------------------------------------------------------------------------------------------------------
Option One Mortgage Loan Trust, Home Equity Mtg. Obligations,
Series 2004-3, Cl. A2, 3.17%, 11/25/34 1,2                                                       55,616               55,657
-----------------------------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust, Home Equity
Pass-Through Certificates:
Series 2004-5, Cl. A F2, 3.735%, 11/10/34 1                                                      60,000               59,494
Series 2005-1, Cl. A F2, 3.914%, 5/25/35                                                         50,000               49,646
Series 2005-2, Cl. A F2, 4.415%, 4/25/35 1                                                       80,000               80,000
-----------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Collateralized Mtg. Obligations,
Mtg. Pass-Through Certificates, Series 2005-4XS, Cl. 3A1, 5.18%, 3/26/35                        401,674              404,378
-----------------------------------------------------------------------------------------------------------------------------
Toyota Auto Receivables Owner Trust, Automobile Mtg.-Backed
Obligations, Series 2002-B, Cl. A4, 4.39%, 5/15/09                                              341,967              343,263
-----------------------------------------------------------------------------------------------------------------------------
USAA Auto Owner Trust, Automobile Loan Asset-Backed Nts.:
Series 2002-1, Cl. A3, 2.41%, 10/16/06                                                            8,116                8,117
Series 2004-1, Cl. A2, 1.43%, 9/15/06                                                           148,960              148,672
Series 2004-2, Cl. A2, 2.41%, 2/15/07                                                           167,516              167,073
Series 2004-3, Cl. A2, 2.79%, 6/15/07                                                           150,000              149,491


                     20 | OPPENHEIMER TOTAL RETURN BOND FUND

                                                                                             PRINICIPAL                VALUE
                                                                                                 AMOUNT           SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
-----------------------------------------------------------------------------------------------------------------------------
Volkswagen Auto Lease Trust, Automobile Lease Asset-Backed Securities:
Series 2004-A, Cl. A2, 2.47%, 1/22/07                                                       $   190,000         $    189,206
Series 2005-A, Cl. A2, 3.52%, 4/20/07                                                           200,000              199,873
-----------------------------------------------------------------------------------------------------------------------------
Volkswagen Auto Loan Enhanced Trust, Automobile Loan Receivable
Certificates, Series 2003-2, Cl. A2, 1.55%, 6/20/06                                              31,971               31,940
-----------------------------------------------------------------------------------------------------------------------------
Wachovia Auto Owner Trust, Automobile Receivable Nts., Series 2004-B,
Cl. A2, 2.40%, 5/21/07                                                                          140,000              139,517
-----------------------------------------------------------------------------------------------------------------------------
Wells Fargo Home Equity Trust, Collateralized Mtg. Obligations,
Series 2004-2, Cl. AI1B, 2.94%, 9/25/18                                                         237,056              235,408
-----------------------------------------------------------------------------------------------------------------------------
Whole Auto Loan Trust, Automobile Loan Receivable Certificates:
Series 2002-1, Cl. A3, 2.60%, 8/15/06                                                           105,410              105,332
Series 2003-1, Cl. A2A, 1.40%, 4/15/06                                                           25,442               25,436
Series 2004-1, Cl. A2A, 2.59%, 5/15/07                                                          190,000              189,151
                                                                                                                -------------

Total Asset-Backed Securities (Cost $7,120,969)                                                                    7,099,931

-----------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--69.2%
-----------------------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY--59.6%
-----------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--59.4%
Fannie Mae Whole Loan, Collateralized Mtg. Obligations Pass-Through
Certificates, Trust 2004-W9, Cl. 2A2, 7%, 2/25/44                                               325,506              344,426
-----------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
6%, 9/1/34                                                                                    1,722,185            1,769,308
6.50%, 4/1/18 3                                                                                 132,173              137,701
6.50%, 7/1/28-4/1/34                                                                            216,081              225,298
7%, 7/1/21-3/1/33                                                                             1,424,035            1,503,753
7%, 5/1/35 3                                                                                    480,000              506,550
-----------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Collateralized Mtg. Obligations, Gtd.
Multiclass Mtg. Participation Certificates, Series 2046, Cl. G, 6.50%, 4/15/28                  609,727              635,644
-----------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment
Conduit Multiclass Pass-Through Certificates:
Series 1669, Cl. G, 6.50%, 2/15/23                                                               28,320               28,443
Series 2034, Cl. Z, 6.50%, 2/15/28                                                               76,541               79,960
Series 2053, Cl. Z, 6.50%, 4/15/28                                                               86,439               90,024
Series 2055, Cl. ZM, 6.50%, 5/15/28                                                              97,016              100,771
Series 2075, Cl. D, 6.50%, 8/15/28                                                              236,104              245,832
Series 2080, Cl. Z, 6.50%, 8/15/28                                                               65,389               67,812
Series 2387, Cl. PD, 6%, 4/15/30                                                                113,566              115,369
Series 2466, Cl. PD, 6.50%, 4/15/30                                                               1,631                1,631
Series 2498, Cl. PC, 5.50%, 10/15/14                                                             12,021               12,092
Series 2500, Cl. FD, 3.454%, 3/15/32 2                                                           35,509               35,625
Series 2526, Cl. FE, 3.354%, 6/15/29 2                                                           33,991               34,260
Series 2550, Cl. QK, 4.50%, 4/15/22                                                              46,021               46,076
Series 2551, Cl. FD, 3.354%, 1/15/33 2                                                           27,975               28,194
Series 2583, Cl. KA, 5.50%, 3/15/22                                                             303,243              306,083


                     21 | OPPENHEIMER TOTAL RETURN BOND FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                             PRINICIPAL                VALUE
                                                                                                 AMOUNT           SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 176, Cl. IO, 7.283%, 6/1/26 4                                                        $    65,196         $     13,004
Series 183, Cl. IO, 4.66%, 4/1/27 4                                                             104,481               20,588
Series 184, Cl. IO, 9.55%, 12/1/26 4                                                            108,725               21,318
Series 192, Cl. IO, 10.921%, 2/1/28 4                                                            29,543                5,557
Series 200, Cl. IO, 10.315%, 1/1/29 4                                                            35,606                7,053
Series 2130, Cl. SC, 13.484%, 3/15/29 4                                                          78,778                6,474
Series 2796, Cl. SD, 20.553%, 7/15/26 4                                                         114,049               11,582
Series 2920, Cl. S, 30.158%, 1/15/35 4                                                          769,753               46,579
-----------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Principal-Only Stripped
Mtg.-Backed Security, Series 176, Cl. PO, 5.626%, 6/1/26 5                                       32,026               27,712
-----------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
5%, 6/1/18-3/1/34                                                                             1,590,353            1,590,583
5%, 5/1/20-5/1/35 3                                                                           4,856,000            4,853,643
5.50%, 5/1/20-5/12/35 3                                                                       6,601,000            6,688,820
5.50%, 3/1/33-1/1/34                                                                          1,334,725            1,349,695
6%, 5/1/20 3                                                                                    728,000              754,390
6%, 3/1/23-8/1/24                                                                             1,319,918            1,354,529
6.50%, 10/1/30                                                                                   40,572               42,335
6.50%, 5/14/31 3                                                                              4,699,000            4,886,960
7%, 5/1/20                                                                                      330,000              347,325
7%, 5/1/31 3                                                                                  1,636,000            1,727,515
7.50%, 3/1/30                                                                                    75,690               81,216
8.50%, 7/1/32                                                                                     6,160                6,705
-----------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg. Obligations,
Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates:
Trust 1993-87, Cl. Z, 6.50%, 6/25/23                                                            181,804              189,808
Trust 1996-35, Cl. Z, 7%, 7/25/26                                                               284,507              298,542
Trust 1998-63, Cl. PG, 6%, 3/25/27                                                               27,113               27,164
Trust 2001-50, Cl. NE, 6%, 8/25/30                                                               63,744               64,529
Trust 2001-70, Cl. LR, 6%, 9/25/30                                                               64,293               65,418
Trust 2001-72, Cl. NH, 6%, 4/25/30                                                               47,943               48,623
Trust 2001-74, Cl. PD, 6%, 5/25/30                                                               20,729               20,954
Trust 2002-77, Cl. WF, 3.37%, 12/18/32 2                                                         43,244               43,528
Trust 2002-94, Cl. MA, 4.50%, 8/25/09                                                            69,596               69,599
Trust 2002-T1, Cl. A2, 7%, 11/25/31                                                             239,526              253,449
Trust 2003-10, Cl. HP, 5%, 2/25/18                                                              300,000              302,820
Trust 2003-21, Cl. FK, 3.25%, 3/25/33 2                                                          76,880               77,398
Trust 2003-81, Cl. PA, 5%, 2/25/12                                                               15,708               15,707
Trust 2004-101, Cl. BG, 5%, 1/25/20                                                             186,000              188,152
-----------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg. Obligations,
Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates,
Interest-Only Stripped Mtg.-Backed Security:
Trust 319, Cl. 2, 5.122%, 2/1/32 4                                                               72,862               14,339
Trust 2002-38, Cl. SO, 16.272%, 4/25/32 4                                                       145,425               10,293
Trust 2002-47, Cl. NS, 12.53%, 4/25/32 4                                                        141,188               14,231
Trust 2002-51, Cl. S, 12.782%, 8/25/32 4                                                        129,654               13,071
Trust 2002-77, Cl. IS, 14.451%, 12/18/32 4                                                      247,761               26,098


                     22 | OPPENHEIMER TOTAL RETURN BOND FUND

                                                                                             PRINICIPAL                VALUE
                                                                                                 AMOUNT           SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Trust 222, Cl. 2, 5.18%, 6/1/23 4                                                           $   214,280         $     43,293
Trust 240, Cl. 2, 8.33%, 9/1/23 4                                                               327,992               64,801
Trust 247, Cl. 2, 6.999%, 10/1/23 4                                                             391,859               89,177
Trust 252, Cl. 2, (1.03)%, 11/1/23 4                                                            595,872              121,275
Trust 254, Cl. 2, 4.379%, 1/1/24 4                                                               84,715               17,415
Trust 273, Cl. 2, 7.477%, 7/1/26 4                                                               47,130                9,304
Trust 321, Cl. 2, (0.37)%, 3/1/32 4                                                             740,506              148,830
Trust 329, Cl. 2, 8.72%, 1/1/33 4                                                               331,251               69,205
Trust 331, Cl. 9, (14.513)%, 12/1/32 4                                                          223,584               44,115
Trust 333, Cl. 2, 9.64%, 3/1/33 4                                                               512,476              108,397
Trust 334, Cl. 17, (6.827)%, 2/1/33 4                                                           124,990               24,483
Trust 2001-81, Cl. S, 17.012%, 1/25/32 4                                                         79,626                8,079
Trust 2002-9, Cl. MS, 14.102%, 3/25/32 4                                                         94,052                9,960
Trust 2002-52, Cl. SD, 8.349%, 9/25/32 4                                                        166,842               16,223
Trust 2002-77, Cl. SH, 22.46%, 12/18/32 4                                                        98,625                9,924
Trust 2004-54, Cl. DS, 17.68%, 11/25/30 4                                                       147,743               11,992
Trust 2005-6, Cl. SE, 27.136%, 2/25/35 4                                                        528,507               33,632
Trust 2005-19, Cl. SA, 26.97%, 3/25/35 4                                                      2,077,902              127,503
Trust 2005-40, Cl. SA, 27.355%, 5/25/35 4                                                       515,000               30,263
-----------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Principal-Only Stripped Mtg.-Backed
Security, Trust 1993-184, Cl. M, 7.641%, 9/25/23 5                                               69,692               59,574
                                                                                                                -------------

                                                                                                                  32,949,603

-----------------------------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED--0.2%
Government National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Series 2001-21, Cl. SB, 9.217%, 1/16/27 4                                                       256,562               24,656
Series 2002-15, Cl. SM, 5.223%, 2/16/32 4                                                       257,438               23,933
Series 2002-76, Cl. SY, 6.698%, 12/16/26 4                                                      304,222               31,290
Series 2004-11, Cl. SM, 4.425%, 1/17/30 4                                                       117,291                9,863
                                                                                                                -------------

                                                                                                                      89,742

-----------------------------------------------------------------------------------------------------------------------------
NON-AGENCY--9.6%
-----------------------------------------------------------------------------------------------------------------------------
COMMERCIAL--9.1%
Banc of America Commercial Mortgage, Inc., Commercial Mtg.
Pass-Through Certificates, Series 2004-6, Cl. A3, 4.512%, 12/10/42                              170,000              168,542
-----------------------------------------------------------------------------------------------------------------------------
Bank of America Mortgage Securities, Inc., Collateralized Mtg. Obligations
Pass-Through Certificates:
Series 2004-E, Cl. 2A9, 3.712%, 6/25/34                                                         115,164              115,200
Series 2004-G, Cl. 2A1, 2.469%, 8/25/34 2                                                        43,657               43,610
Series 2004-2, Cl. 2A1, 6.50%, 7/20/32                                                          242,858              247,101
Series 2004-8, Cl. 5A1, 6.50%, 5/25/32                                                          197,961              203,900
-----------------------------------------------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities, Inc.,
Commercial Mtg. Obligations:
Series 2003-T10, Cl. A1, 4%, 3/13/40                                                            239,813              235,649
Series 2005-PWR7, Cl. A2, 4.945%, 2/11/41                                                        90,000               91,308


                     23 | OPPENHEIMER TOTAL RETURN BOND FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                             PRINICIPAL                VALUE
                                                                                                 AMOUNT           SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
COMMERCIAL Continued
Countrywide Alternative Loan Trust, Collateralized Mtg. Obligations,
Series 2004-J9, Cl. 1A1, 3.20%, 10/25/34 2                                                  $   162,122         $    162,298
-----------------------------------------------------------------------------------------------------------------------------
First Union National Bank/Lehman Brothers/Bank of America Commercial
Mtg. Trust, Pass-Through Certificates, Series 1998-C2, Cl. A2, 6.56%, 11/18/35                  110,000              116,098
-----------------------------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations:
Series 2003-C1, Cl. A2, 4.093%, 1/10/38                                                         215,000              212,437
Series 2004-C3, Cl. A2, 4.433%, 7/10/39                                                         120,000              120,043
Series 2005-C1, Cl. A3, 4.578%, 6/10/48                                                          80,000               79,699
-----------------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Commercial Mtg. Obligations,
Series 2004-C3, Cl. A4, 4.547%, 12/10/41                                                        110,000              109,307
-----------------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Commercial Mtg.
Pass-Through Certificates, Series 1997-C1, Cl. A3, 6.869%, 7/15/29                               80,230               84,067
-----------------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., Commercial Mtg.
Pass-Through Certificates, Series 2005-GG3, Cl. A2, 4.305%, 8/10/42                             150,000              149,119
-----------------------------------------------------------------------------------------------------------------------------
GS Mortgage Securities Corp. II, Commercial Mtg. Pass-Through Certificates:
Series 2004-C1, Cl. A1, 3.659%, 10/10/28                                                        118,740              116,200
Series 2004-GG2, Cl. A3, 4.602%, 8/10/38                                                         70,000               70,423
-----------------------------------------------------------------------------------------------------------------------------
GSR Mortgage Loan Trust, Collateralized Mtg. Obligations, Series 04-12,
Cl. 3A1, 4.504%, 12/25/34 1,2                                                                   220,459              220,078
-----------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase Commercial Mortgage Securities Corp., Commercial
Mtg. Pass-Through Certificates, Series 2003-ML1A, Cl. A1, 3.972%, 3/12/39                       148,949              146,334
-----------------------------------------------------------------------------------------------------------------------------
Mastr Alternative Loan Trust, Pass-Through Collateralized Mtg. Obligations,
Series 2004-6, Cl. 10A1, 6%, 7/25/34                                                            300,339              308,631
-----------------------------------------------------------------------------------------------------------------------------
Mastr Asset Securitization Trust, Pass-Through Collateralized Mtg.
Obligations, Series 2004-9, Cl. A3, 4.70%, 8/25/34 2                                            251,558              251,869
-----------------------------------------------------------------------------------------------------------------------------
Nomura Asset Securities Corp., Commercial Mtg. Pass-Through Certificates,
Series 1998-D6, Cl. A1B, 6.59%, 3/15/30                                                         130,000              138,084
-----------------------------------------------------------------------------------------------------------------------------
Prudential Mortgage Capital Co. II LLC, Commercial Mtg. Pass-Through
Certificates, Series PRU-HTG 2000-C1, Cl. A2, 7.306%, 10/6/15                                   182,000              206,436
-----------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, Commercial Mtg. Obligations:
Series 2005-C16, Cl. A2, 4.38%, 10/15/41                                                        230,000              229,073
Series 2005-C17, Cl. A2, 4.763%, 3/15/42                                                        270,000              273,064
-----------------------------------------------------------------------------------------------------------------------------
Washington Mutual Mortgage Securities Corp., Collateralized Mtg.
Pass-Through Certificates, Series 2005-AR5, Cl. A1, 4.852%, 4/25/35                             330,000              331,371
-----------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities Trust, Collateralized Mtg. Obligations:
Series 2004-DD, Cl. 2 A1, 4.544%, 1/25/35 2                                                     324,917              326,267
Series 2004-N, Cl. A10, 3.803%, 8/25/34 1                                                       214,437              214,836
Series 2004-W, Cl. A2, 4.616%, 11/25/34 2                                                       108,537              108,424
                                                                                                                -------------

                                                                                                                   5,079,468

-----------------------------------------------------------------------------------------------------------------------------
RESIDENTIAL--0.5%
Countrywide Alternative Loan Trust, Collateralized Mtg. Obligations,
Series 2005-J1, Cl. 3A1, 6.50%, 8/25/32                                                         279,573              284,049
                                                                                                                -------------

Total Mortgage-Backed Obligations (Cost $38,338,926)                                                              38,402,862


                     24 | OPPENHEIMER TOTAL RETURN BOND FUND

                                                                                             PRINICIPAL                VALUE
                                                                                                 AMOUNT           SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--18.6%
-----------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Unsec. Nts.:
3.625%, 9/15/06                                                                             $   370,000         $    369,416
6.875%, 9/15/10                                                                                 300,000              337,118
-----------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
3.75%, 5/17/07                                                                                  530,000              527,835
4.25%, 7/15/07 6                                                                                365,000              367,742
7.25%, 1/15/10-5/15/30                                                                          430,000              513,269
-----------------------------------------------------------------------------------------------------------------------------
Tennessee Valley Authority Bonds:
7.125%, 5/1/30                                                                                   60,000               78,972
Series A, 6.79%, 5/23/12                                                                      2,193,000            2,507,636
-----------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds:
4.375%, 8/15/12                                                                                  60,000               61,397
5.375%, 2/15/31                                                                                 249,000              281,312
5.50%, 8/15/28                                                                                  165,000              185,844
6.875%, 8/15/25                                                                               1,310,000            1,698,191
STRIPS, 1.65%, 2/15/11 7                                                                        555,000              442,088
STRIPS, 3.86%, 2/15/13 7                                                                      1,089,000              787,911
-----------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts.:
2.50%, 9/30/06-10/31/06                                                                       1,310,000            1,291,380
3%, 2/15/08                                                                                     870,000              853,620
                                                                                                                -------------

Total U.S. Government Obligations (Cost $10,299,248)                                                              10,303,731

-----------------------------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS--0.2%
-----------------------------------------------------------------------------------------------------------------------------
United Mexican States Nts., 7.50%, 1/14/12 (Cost $81,883)                                        75,000               83,438
-----------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--28.9%
-----------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--8.0%
-----------------------------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--0.5%
Delphi Corp., 6.55% Nts., 6/15/06                                                               130,000              122,200
-----------------------------------------------------------------------------------------------------------------------------
Lear Corp., 8.11% Sr. Unsec. Nts., Series B, 5/15/09                                            165,000              166,818
                                                                                                                -------------

                                                                                                                     289,018

-----------------------------------------------------------------------------------------------------------------------------
AUTOMOBILES--2.3%
American Honda Finance Corp., 3.85% Nts., 11/6/08 8                                             150,000              147,423
-----------------------------------------------------------------------------------------------------------------------------
DaimlerChrysler NA Holdings Corp., 7.20% Unsec. Nts., 9/1/09                                    230,000              243,982
-----------------------------------------------------------------------------------------------------------------------------
Ford Holdings, Inc., 9.30% Unsec. Unsub. Debs., 3/1/30                                           45,000               43,127
-----------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co.:
6.50% Unsec. Nts., 1/25/07                                                                      160,000              160,048
7.375% Nts., 10/28/09                                                                            45,000               43,330
-----------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp.:
7.25% Nts., 3/2/11                                                                              220,000              197,547
8% Bonds, 11/1/31                                                                               180,000              151,829
-----------------------------------------------------------------------------------------------------------------------------
Hertz Corp. (The), 6.35% Nts., 6/15/10                                                          275,000              269,340
                                                                                                                -------------

                                                                                                                   1,256,626


                     25 | OPPENHEIMER TOTAL RETURN BOND FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                             PRINICIPAL                VALUE
                                                                                                 AMOUNT           SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.9%
Hilton Hotels Corp., 7.95% Sr. Nts., 4/15/07                                                $    75,000         $     80,024
-----------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., 7.375% Nts., 5/1/07                                  175,000              182,000
-----------------------------------------------------------------------------------------------------------------------------
Yum! Brands, Inc., 8.50% Sr. Unsec. Nts., 4/15/06                                               195,000              203,215
                                                                                                                -------------

                                                                                                                     465,239

-----------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.7%
Beazer Homes USA, Inc., 8.625% Sr. Unsec. Nts., 5/15/11                                          90,000               95,850
-----------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc., 6.125% Nts., 1/15/14                                                          90,000               91,176
-----------------------------------------------------------------------------------------------------------------------------
Lennar Corp., 5.95% Sr. Unsec. Nts., 3/1/13                                                     105,000              110,152
-----------------------------------------------------------------------------------------------------------------------------
Toll Corp., 8.25% Sr. Sub. Nts., 12/1/11                                                         90,000               96,638
                                                                                                                -------------

                                                                                                                     393,816

-----------------------------------------------------------------------------------------------------------------------------
MEDIA--2.3%
Chancellor Media CCU, 8% Sr. Unsec. Nts., 11/1/08                                               205,000              221,654
-----------------------------------------------------------------------------------------------------------------------------
Cox Communications, Inc., 7.875% Unsec. Nts., 8/15/09                                            25,000               27,874
-----------------------------------------------------------------------------------------------------------------------------
Cox Enterprises, Inc., 7.375% Unsec. Debs., 6/15/09 8                                           115,000              124,258
-----------------------------------------------------------------------------------------------------------------------------
Liberty Media Corp., 5.70% Sr. Unsec. Nts., 5/15/13                                             130,000              123,118
-----------------------------------------------------------------------------------------------------------------------------
TCI Communications, Inc., 9.80% Sr. Unsec. Debs., 2/1/12                                        220,000              280,666
-----------------------------------------------------------------------------------------------------------------------------
Time Warner Cos., Inc., 9.125% Debs., 1/15/13                                                   150,000              188,588
-----------------------------------------------------------------------------------------------------------------------------
Univision Communications, Inc.:
2.875% Sr. Unsec. Nts., 10/15/06                                                                 29,000               28,494
3.50% Sr. Unsec. Nts., 10/15/07                                                                 155,000              152,028
-----------------------------------------------------------------------------------------------------------------------------
Walt Disney Co. (The), 5.375% Sr. Unsec. Nts., 6/1/07                                           125,000              127,805
                                                                                                                -------------

                                                                                                                   1,274,485

-----------------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.9%
Federated Department Stores, Inc., 6.625% Sr. Unsec. Nts., 9/1/08                               150,000              159,377
-----------------------------------------------------------------------------------------------------------------------------
J. C. Penney Co., Inc., 7.40% Nts., 4/1/37                                                      165,000              165,000
-----------------------------------------------------------------------------------------------------------------------------
May Department Stores Co.:
3.95% Nts., 7/15/07                                                                              95,000               94,133
7.90% Unsec. Debs., 10/15/07                                                                     90,000               96,638
                                                                                                                -------------

                                                                                                                     515,148

-----------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--0.4%
Gap, Inc. (The):
6.90% Nts., 9/15/07 1                                                                           185,000              192,730
10.05% Unsub. Nts., 12/15/08 2                                                                   23,000               26,599
                                                                                                                -------------

                                                                                                                     219,329


                     26 | OPPENHEIMER TOTAL RETURN BOND FUND

                                                                                             PRINICIPAL                VALUE
                                                                                                 AMOUNT           SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--2.2%
-----------------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.3%
Albertson's, Inc.:
8% Sr. Unsec. Debs., 5/1/31                                                                 $   110,000         $    128,633
8.70% Sr. Unsec. Debs., 5/1/30                                                                   56,000               70,018
-----------------------------------------------------------------------------------------------------------------------------
Delhaize America, Inc., 9% Unsub. Debs., 4/15/31                                                100,000              118,323
-----------------------------------------------------------------------------------------------------------------------------
Kroger Co. (The), 7.80% Sr. Nts., 8/15/07                                                       135,000              144,640
-----------------------------------------------------------------------------------------------------------------------------
Safeway, Inc., 4.80% Sr. Unsec. Nts., 7/16/07                                                   245,000              246,565
                                                                                                                -------------

                                                                                                                     708,179

-----------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.9%
ConAgra Foods, Inc., 6% Nts., 9/15/06                                                           110,000              112,715
-----------------------------------------------------------------------------------------------------------------------------
General Mills, Inc., 3.875% Nts., 11/30/07                                                      170,000              168,533
-----------------------------------------------------------------------------------------------------------------------------
Kraft Foods, Inc., 5.25% Nts., 6/1/07                                                           230,000              234,521
                                                                                                                -------------

                                                                                                                     515,769

-----------------------------------------------------------------------------------------------------------------------------
ENERGY--0.6%
-----------------------------------------------------------------------------------------------------------------------------
OIL & GAS--0.6%
Chesapeake Energy Corp., 7.50% Sr. Nts., 6/15/14                                                105,000              110,513
-----------------------------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc., 6.50% Sr. Unsec. Nts., 9/1/12                                               90,000               98,475
-----------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 7.875% Unsec. Unsub. Nts., 2/1/09                            65,000               70,688
-----------------------------------------------------------------------------------------------------------------------------
PF Export Receivables Master Trust, 3.748% Sr. Nts., Series B, 6/1/13 8                          60,515               58,003
                                                                                                                -------------

                                                                                                                     337,679

-----------------------------------------------------------------------------------------------------------------------------
FINANCIALS--8.9%
-----------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.5%
Bankers Trust Corp., 7.375% Unsec. Sub. Nts., 5/1/08                                             15,000               16,344
-----------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston (USA), Inc., 5.50% Nts., 8/15/13                                     250,000              261,376
                                                                                                                -------------

                                                                                                                     277,720

-----------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--0.7%
Bank of America Corp., 4.875% Sr. Unsec. Nts., 1/15/13                                            3,000                3,033
-----------------------------------------------------------------------------------------------------------------------------
Mellon Bank NA, 4.75% Unsec. Sub. Nts., 12/15/14                                                210,000              208,385
-----------------------------------------------------------------------------------------------------------------------------
National City Bank, 6.20% Sub. Nts., 12/15/11                                                    15,000               16,291
-----------------------------------------------------------------------------------------------------------------------------
SunTrust Banks, Inc.:
4% Nts., 10/15/08                                                                               115,000              114,360
7.75% Unsec. Sub. Nts., 5/1/10                                                                   10,000               11,474
                                                                                                                -------------

                                                                                                                     353,543

-----------------------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--0.5%
HSBC Finance Corp., 4.75% Sr. Unsec. Nts., 7/15/13                                              265,000              262,523


                     27 | OPPENHEIMER TOTAL RETURN BOND FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                             PRINICIPAL                VALUE
                                                                                                 AMOUNT           SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--3.3%
AIG SunAmerica Global Financing II, 7.60% Sr. Sec. Nts., 6/15/05 8                          $    80,000         $     80,376
-----------------------------------------------------------------------------------------------------------------------------
American Express Centurion Bank, 4.375% Nts., 7/30/09                                           250,000              250,413
-----------------------------------------------------------------------------------------------------------------------------
CIT Group, Inc., 7.75% Sr. Unsec. Unsub. Nts., 4/2/12                                           175,000              204,341
-----------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc., 6.625% Unsec. Sub. Nts., 6/15/32                                               230,000              265,326
-----------------------------------------------------------------------------------------------------------------------------
Franklin Resources, Inc., 3.70% Nts., 4/15/08                                                    50,000               49,522
-----------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The), 5.70% Sr. Unsec. Nts., 9/1/12                                  245,000              257,241
-----------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 7% Nts., 2/1/08                                                 140,000              150,189
-----------------------------------------------------------------------------------------------------------------------------
Lehman Brothers, Inc., 6.625% Sr. Sub. Nts., 2/15/08                                             20,000               21,221
-----------------------------------------------------------------------------------------------------------------------------
MBNA Corp., 7.50% Sr. Nts., Series F, 3/15/12                                                   200,000              227,854
-----------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 5% Sr. Unsub. Nts., Series C, 2/3/14                                 260,000              261,720
-----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley, 6.60% Nts., 4/1/12                                                               70,000               76,764
                                                                                                                -------------

                                                                                                                   1,844,967

-----------------------------------------------------------------------------------------------------------------------------
INSURANCE--2.2%
Allstate Financial Global Funding LLC, 4.25% Nts., 9/10/08 8                                     40,000               39,857
-----------------------------------------------------------------------------------------------------------------------------
Allstate Life Global Funding II, 3.50% Nts., 7/30/07                                             60,000               59,266
-----------------------------------------------------------------------------------------------------------------------------
AXA, 8.60% Unsec. Sub. Nts., 12/15/30                                                            90,000              120,499
-----------------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The), 2.375% Nts., 6/1/06                               50,000               49,017
-----------------------------------------------------------------------------------------------------------------------------
John Hancock Global Funding II, 7.90% Nts., 7/2/10 8                                            145,000              167,735
-----------------------------------------------------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc., 5.375% Sr. Unsec. Nts., 3/15/07                                    150,000              152,689
-----------------------------------------------------------------------------------------------------------------------------
Nationwide Financial Services, Inc., 5.90% Nts., 7/1/12                                         110,000              117,757
-----------------------------------------------------------------------------------------------------------------------------
Prudential Holdings LLC, 8.695% Bonds, Series C, 12/18/23 8                                     105,000              136,615
-----------------------------------------------------------------------------------------------------------------------------
Prudential Insurance Co. of America, 8.30% Nts., 7/1/25                                         145,000              194,204
-----------------------------------------------------------------------------------------------------------------------------
Travelers Property Casualty Corp., 3.75% Sr. Unsec. Nts., 3/15/08                               190,000              186,715
                                                                                                                -------------

                                                                                                                   1,224,354

-----------------------------------------------------------------------------------------------------------------------------
REAL ESTATE--1.7%
EOP Operating LP:
6.763% Sr. Unsec. Nts., 6/15/07                                                                  98,000              102,667
8.10% Unsec. Nts., 8/1/10                                                                        95,000              109,138
-----------------------------------------------------------------------------------------------------------------------------
iStar Financial, Inc., 4.875% Sr. Unsec. Nts., Series B, 1/15/09                                205,000              203,385
-----------------------------------------------------------------------------------------------------------------------------
Liberty Property Trust, 5.65% Sr. Nts., 8/15/14                                                 115,000              118,764
-----------------------------------------------------------------------------------------------------------------------------
Simon Property Group LP:
5.45% Unsec. Nts., 3/15/13                                                                      102,000              104,240
5.625% Unsec. Unsub. Nts., 8/15/14                                                              100,000              102,507
-----------------------------------------------------------------------------------------------------------------------------
Vornado Realty LP, 5.625% Sr. Unsec. Unsub. Nts., 6/15/07                                       195,000              200,615
                                                                                                                -------------

                                                                                                                     941,316


                     28 | OPPENHEIMER TOTAL RETURN BOND FUND

                                                                                             PRINICIPAL                VALUE
                                                                                                 AMOUNT           SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
HEALTH CARE--1.5%
-----------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.1%
Aetna, Inc., 7.375% Sr. Unsec. Nts., 3/1/06                                                 $   190,000         $    195,234
-----------------------------------------------------------------------------------------------------------------------------
CIGNA Corp., 7.40% Unsec. Nts., 5/15/07                                                         225,000              238,064
-----------------------------------------------------------------------------------------------------------------------------
HCA Healthcare Corp., 6.91% Sr. Sub. Nts., 6/15/05                                               81,000               81,286
-----------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 7.125% Sr. Unsec. Nts., 6/1/06                                                        60,000               61,870
-----------------------------------------------------------------------------------------------------------------------------
UnitedHealth Group, Inc., 4.875% Bonds, 3/15/15                                                  65,000               65,349
                                                                                                                -------------

                                                                                                                     641,803

-----------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--0.4%
Merck & Co., Inc., 4.726% Nts., 2/22/06 8                                                       210,000              211,179
-----------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--2.2%
-----------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.6%
Boeing Capital Corp., 5.75% Sr. Nts., 2/15/07                                                    17,000               17,471
-----------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp., 7.65% Unsec. Unsub. Debs., 5/1/16                                         82,000               99,774
-----------------------------------------------------------------------------------------------------------------------------
McDonnell Douglas Corp., 6.875% Unsec. Unsub. Nts., 11/1/06                                      26,000               27,008
-----------------------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp., 7.125% Sr. Nts., 2/15/11                                                135,000              152,022
-----------------------------------------------------------------------------------------------------------------------------
Raytheon Co., 6.50% Unsec. Nts., 7/15/05                                                         32,000               32,186
                                                                                                                -------------

                                                                                                                     328,461

-----------------------------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.4%
FedEx Corp., 2.65% Unsec. Nts., 4/1/07                                                          215,000              209,048
-----------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.6%
Allied Waste North America, Inc., 8.875% Sr. Nts., Series B, 4/1/08                              85,000               87,763
-----------------------------------------------------------------------------------------------------------------------------
Waste Management, Inc.:
7% Sr. Nts., 7/15/28                                                                             70,000               79,994
7.125% Sr. Unsec. Nts., 10/1/07                                                                 145,000              154,194
                                                                                                                -------------

                                                                                                                     321,951

-----------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.3%
Tyco International Group SA:
6.375% Sr. Unsec. Unsub. Nts., 2/15/06                                                          135,000              137,603
6.75% Sr. Unsub. Nts., 2/15/11                                                                   61,000               67,050
                                                                                                                -------------

                                                                                                                     204,653

-----------------------------------------------------------------------------------------------------------------------------
ROAD & RAIL--0.3%
Canadian National Railway Co., 4.25% Nts., 8/1/09                                                29,000               28,897
-----------------------------------------------------------------------------------------------------------------------------
CSX Corp., 6.25% Unsec. Nts., 10/15/08                                                          140,000              148,263
                                                                                                                -------------

                                                                                                                     177,160


                     29 | OPPENHEIMER TOTAL RETURN BOND FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                             PRINICIPAL                VALUE
                                                                                                 AMOUNT           SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.0%
-----------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.6%
British Telecommunications plc, 8.625% Bonds, 12/15/30                                      $   115,000         $    157,512
-----------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 9.25% Sr. Nts., 5/15/11                                             34,000               36,975
-----------------------------------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance BV, 8.50% Unsub. Nts., 6/15/10                           125,000              145,122
-----------------------------------------------------------------------------------------------------------------------------
France Telecom SA:
8% Sr. Unsec. Nts., 3/1/11 2                                                                    125,000              144,226
8.75% Sr. Unsec. Nts., 3/1/31 2                                                                  45,000               61,108
-----------------------------------------------------------------------------------------------------------------------------
Sprint Capital Corp.:
6% Sr. Unsec. Nts., 1/15/07                                                                     100,000              102,692
8.75% Nts., 3/15/32                                                                              80,000              107,906
-----------------------------------------------------------------------------------------------------------------------------
Telefonos de Mexico SA de CV, 4.75% Nts., 1/27/10 8                                             130,000              127,895
                                                                                                                -------------

                                                                                                                     883,436

-----------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.4%
AT&T Wireless Services, Inc., 8.125% Sr. Unsec. Nts., 5/1/12                                    180,000              213,103
-----------------------------------------------------------------------------------------------------------------------------
UTILITIES--3.5%
-----------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--3.0%
CenterPoint Energy, Inc.:
5.875% Sr. Nts., 6/1/08                                                                         105,000              108,748
8.125% Unsec. Nts., Series B, 7/15/05                                                            50,000               50,472
-----------------------------------------------------------------------------------------------------------------------------
Conectiv, Inc., 5.30% Unsec. Unsub. Nts., Series B, 6/1/05                                       26,000               26,032
-----------------------------------------------------------------------------------------------------------------------------
Constellation Energy Group, Inc., 7% Unsec. Nts., 4/1/12                                        180,000              202,152
-----------------------------------------------------------------------------------------------------------------------------
Dominion Resources, Inc., 8.125% Sr. Unsub. Nts., 6/15/10                                        80,000               92,239
-----------------------------------------------------------------------------------------------------------------------------
DTE Energy Co., 6.45% Sr. Unsub. Nts., 6/1/06                                                   100,000              102,546
-----------------------------------------------------------------------------------------------------------------------------
Duke Capital LLC, 5.668% Nts., 8/15/14                                                          120,000              123,639
-----------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp.:
5.50% Sr. Unsub. Nts., Series A, 11/15/06                                                        90,000               91,698
7.375% Sr. Unsub. Nts., Series C, 11/15/31                                                      105,000              124,140
-----------------------------------------------------------------------------------------------------------------------------
IPALCO Enterprises, Inc., 8.375% Sr. Sec. Nts., 11/14/08 1,2                                    100,000              108,000
-----------------------------------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 5.875% Sr. Unsec. Nts., 10/1/12                                130,000              137,145
-----------------------------------------------------------------------------------------------------------------------------
Portland General Electric Co., 8.125% First Mortgage Nts., 2/1/10 8                             120,000              133,636
-----------------------------------------------------------------------------------------------------------------------------
PSE&G Power LLC, 6.875% Sr. Unsec. Nts., 4/15/06                                                105,000              107,802
-----------------------------------------------------------------------------------------------------------------------------
PSE&G Energy Holdings LLC, 7.75% Unsec. Nts., 4/16/07 1                                          95,000               97,850
-----------------------------------------------------------------------------------------------------------------------------
TECO Energy, Inc., 10.50% Sr. Unsec. Nts., 12/1/07                                               65,000               73,450
-----------------------------------------------------------------------------------------------------------------------------
TXU Corp., 4.80% Nts., 11/15/09 8                                                                95,000               93,216
                                                                                                                -------------

                                                                                                                   1,672,765


                     30 | OPPENHEIMER TOTAL RETURN BOND FUND

                                                                                             PRINICIPAL                VALUE
                                                                                                 AMOUNT           SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.5%
NiSource Finance Corp.:
3.20% Nts., 11/1/06                                                                         $    30,000         $     29,608
7.875% Sr. Unsec. Nts., 11/15/10                                                                125,000              144,501
-----------------------------------------------------------------------------------------------------------------------------
Sempra Energy, 7.95% Sr. Unsec. Unsub. Nts., 3/1/10                                             103,000              117,191
                                                                                                                -------------

                                                                                                                     291,300
                                                                                                                -------------

Total Corporate Bonds and Notes (Cost $16,175,874)                                                                16,034,570

-----------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--4.8%
-----------------------------------------------------------------------------------------------------------------------------
Undivided interest of 0.20% in joint repurchase agreement (Principal Amount/Value
$1,318,039,000, with a maturity value of $1,318,355,329) with UBS Warburg LLC, 2.88%, dated 4/29/05, to be repurchased at $2,688,645 on 5/2/05, collateralized by Federal
National Mortgage Assn., 5%--6%, 3/1/34--8/1/34, with a value of
$1,345,611,059 (Cost $2,688,000)                                                              2,688,000            2,688,000

-----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $74,704,900)                                                    134.5%          74,612,532
-----------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                             (34.5)         (19,151,429)
                                                                                            ---------------------------------

NET ASSETS                                                                                        100.0%        $ 55,461,103
                                                                                            =================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Illiquid security. The aggregate value of illiquid securities as of April 30, 2005 was $1,908,948, which represents 3.44% of the Fund's net assets. See Note 6 of Notes to Financial Statements.

2. Represents the current interest rate for a variable or increasing rate security.

3. When-issued security or forward commitment to be delivered and settled after April 30, 2005. See Note 1 of Notes to Financial Statements.

4. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $1,287,800 or 2.32% of the Fund's net assets as of April 30, 2005.

5. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $87,286 or 0.16% of the Fund's net assets as of April 30, 2005.

6. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts. The collateralized portion has an aggregate market value of $302,254. See Note 5 of Notes to Financial Statements.

7. Zero coupon bond reflects effective yield on the date of purchase.

8. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $1,320,193 or 2.38% of the Fund's net assets as of April 30, 2005.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     31 | OPPENHEIMER TOTAL RETURN BOND FUND

STATEMENT OF ASSETS AND LIABILITIES  April 30, 2005
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------------------
Investments, at value (cost $74,704,900)--see accompanying statement of investments         $ 74,612,532
---------------------------------------------------------------------------------------------------------
Cash                                                                                             200,744
---------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest, dividends and principal paydowns                                                       536,230
Investments sold on a when-issued basis or forward commitment                                    333,415
Shares of beneficial interest sold                                                               156,234
Futures margins                                                                                   22,074
Other                                                                                              3,637
                                                                                            -------------
Total assets                                                                                  75,864,866

---------------------------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $19,785,237 purchased on a when-issued basis
or forward commitment)                                                                        20,222,925
Dividends                                                                                         83,153
Shares of beneficial interest redeemed                                                            46,411
Shareholder communications                                                                        18,588
Transfer and shareholder servicing agent fees                                                      6,641
Distribution and service plan fees                                                                 5,800
Trustees' compensation                                                                               225
Other                                                                                             20,020
                                                                                            -------------
Total liabilities                                                                             20,403,763

---------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                  $ 55,461,103
                                                                                            =============

---------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                  $      5,527
---------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                    55,519,994
---------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                 96,126
---------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                    (123,217)
---------------------------------------------------------------------------------------------------------
Net unrealized depreciation on investments                                                       (37,327)
                                                                                            -------------
NET ASSETS                                                                                  $ 55,461,103
                                                                                            =============


                     32 | OPPENHEIMER TOTAL RETURN BOND FUND

---------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
---------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $41,647,660 and
4,150,188 shares of beneficial interest outstanding)                                              $10.04
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)   $10.54
---------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $4,244,435 and 422,922 shares of
beneficial interest outstanding)                                                                  $10.04
---------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $6,757,125 and 673,574 shares of
beneficial interest outstanding)                                                                  $10.03
---------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $2,811,883 and 280,171 shares of
beneficial interest outstanding)                                                                  $10.04

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     33 | OPPENHEIMER TOTAL RETURN BOND FUND

STATEMENT OF OPERATIONS  For the Year Ended April 30, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                           $  1,644,789
--------------------------------------------------------------------------------
Fee income                                                              463,463
                                                                   -------------
Total investment income                                               2,108,252

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                         241,713
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                  31,747
Class B                                                                  35,992
Class C                                                                  46,234
Class N                                                                   8,964
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                  27,622
Class B                                                                  16,266
Class C                                                                  15,081
Class N                                                                   5,160
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                   5,684
Class B                                                                  12,103
Class C                                                                  10,022
Class N                                                                   1,629
--------------------------------------------------------------------------------
Legal, auditing and other professional fees                              37,326
--------------------------------------------------------------------------------
Trustees' compensation                                                    8,360
--------------------------------------------------------------------------------
Custodian fees and expenses                                               2,032
--------------------------------------------------------------------------------
Other                                                                    14,811
                                                                   -------------
Total expenses                                                          520,746
Less reduction to custodian expenses                                     (1,583)
Less waivers and reimbursements of expenses                             (58,795)
                                                                   -------------
Net expenses                                                            460,368

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                 1,647,884


                     34 | OPPENHEIMER TOTAL RETURN BOND FUND

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments                                                        $    (45,736)
Closing of futures contracts                                            172,301
Swap contracts                                                           (2,677)
                                                                   -------------
Net realized gain                                                       123,888
--------------------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments                                                             316,373
Futures contracts                                                        90,170
Swap contracts                                                           24,851
                                                                   -------------
Net change in unrealized depreciation                                   431,394

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $  2,203,166
                                                                   =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     35 | OPPENHEIMER TOTAL RETURN BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED APRIL 30,                                                                      2005                2004
-------------------------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------------------------
Net investment income                                                             $  1,647,884        $    995,619
-------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                      123,888             526,743
-------------------------------------------------------------------------------------------------------------------
Net change in unrealized depreciation                                                  431,394            (695,353)
                                                                                  ---------------------------------
Net increase in net assets resulting from operations                                 2,203,166             827,009

-------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                             (1,371,124)           (937,199)
Class B                                                                                (97,975)            (49,017)
Class C                                                                               (126,494)            (34,611)
Class N                                                                                (58,268)             (9,716)
-------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                               (321,230)           (179,397)
Class B                                                                                (31,264)            (14,472)
Class C                                                                                (43,977)            (10,826)
Class N                                                                                (18,161)             (2,729)

-------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                              5,992,710           8,253,430
Class B                                                                              1,339,849           2,136,318
Class C                                                                              3,818,993           2,587,144
Class N                                                                              1,982,293             821,065

-------------------------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------------------------
Total increase                                                                      13,268,518          13,386,999
-------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                 42,192,585          28,805,586
                                                                                  ---------------------------------
End of period (including accumulated net investment income
of $96,126 and $7,543, respectively)                                              $ 55,461,103        $ 42,192,585
                                                                                  =================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     36 | OPPENHEIMER TOTAL RETURN BOND FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A         YEAR ENDED APRIL 30,                                2005               2004             2003 1
---------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $    10.00         $    10.08         $    10.00
---------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                .36 2              .28                .03
Net realized and unrealized gain (loss)                              .12               (.02)               .08
                                                              -------------------------------------------------
Total from investment operations                                     .48                .26                .11
---------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                (.36)              (.29)              (.03)
Distributions from net realized gain                                (.08)              (.05)                --
                                                              -------------------------------------------------
Total dividends and/or distributions to shareholders                (.44)              (.34)              (.03)
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $    10.04         $    10.00         $    10.08
                                                              =================================================

---------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                  4.89%              2.64%              1.14%
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                      $   41,648         $   35,522         $   27,598
---------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                             $   38,411         $   32,578         $   26,027
---------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                               3.56%              2.78%              1.77%
Total expenses                                                      0.80%              0.79%              1.29%
Expenses after payments and waivers and
reduction to custodian expenses                                     0.79%              0.73%              0.90%
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                               86% 5             131% 5              77%

1. For the period from February 21, 2003 (commencement of operations) to April 30, 2003.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. The portfolio turnover rate excludes purchases and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                     PURCHASE TRANSACTIONS     SALE TRANSACTIONS
----------------------------------------------------------------
April 30, 2005                $280,759,754          $281,155,514
April 30, 2004                 198,777,129           189,672,219

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     37 | OPPENHEIMER TOTAL RETURN BOND FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS B         YEAR ENDED APRIL 30,                                2005               2004             2003 1
---------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $    10.00         $    10.08         $    10.00
---------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                .27 2              .19                .02
Net realized and unrealized gain (loss)                              .12               (.02)               .08
                                                              -------------------------------------------------
Total from investment operations                                     .39                .17                .10
---------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                (.27)              (.20)              (.02)
Distributions from net realized gain                                (.08)              (.05)                --
                                                              -------------------------------------------------
Total dividends and/or distributions to shareholders                (.35)              (.25)              (.02)
---------------------------------------------------------------------------------------------------------------

Net asset value, end of period                                $    10.04         $    10.00         $    10.08
                                                              =================================================

---------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                  4.00%              1.69%              0.97%
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                      $    4,244         $    2,896         $      798
---------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                             $    3,610         $    2,444         $      340
---------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                               2.70%              1.91%              0.85%
Total expenses                                                      2.41%              2.20%              2.36%
Expenses after payments and waivers and reduction
to custodian expenses                                               1.65%              1.65%              1.65%
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                               86% 5             131% 5              77%

1. For the period from February 21, 2003 (commencement of operations) to April 30, 2003.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. The portfolio turnover rate excludes purchases and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                     PURCHASE TRANSACTIONS     SALE TRANSACTIONS
----------------------------------------------------------------
April 30, 2005                $280,759,754          $281,155,514
April 30, 2004                 198,777,129           189,672,219

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     38 | OPPENHEIMER TOTAL RETURN BOND FUND

CLASS C          YEAR ENDED APRIL 30,                               2005               2004             2003 1
---------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $     9.99         $    10.08         $    10.00
---------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                .27 2              .19                .02
Net realized and unrealized gain (loss)                              .12               (.03)               .08
                                                              -------------------------------------------------
Total from investment operations                                     .39                .16                .10
---------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                (.27)              (.20)              (.02)
Distributions from net realized gain                                (.08)              (.05)                --
                                                              -------------------------------------------------
Total dividends and/or distributions to shareholders                (.35)              (.25)              (.02)
---------------------------------------------------------------------------------------------------------------

Net asset value, end of period                                $    10.03         $     9.99         $    10.08
                                                              =================================================

---------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                  3.99%              1.60%              0.96%
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                      $    6,757         $    2,943         $      388
---------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                             $    4,641         $    1,679         $      126
---------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                               2.71%              1.95%              0.59%
Total expenses                                                      2.17%              2.12%              2.28%
Expenses after payments and waivers and reduction
to custodian expenses                                               1.65%              1.65%              1.65%
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                               86% 5             131% 5              77%

1. For the period from February 21, 2003 (commencement of operations) to April 30, 2003.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. The portfolio turnover rate excludes purchases and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                     PURCHASE TRANSACTIONS     SALE TRANSACTIONS
----------------------------------------------------------------
April 30, 2005                $280,759,754          $281,155,514
April 30, 2004                 198,777,129           189,672,219

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     39 | OPPENHEIMER TOTAL RETURN BOND FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS N          YEAR ENDED APRIL 30,                               2005               2004             2003 1
---------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $    10.00         $    10.08         $    10.00
---------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                .32 2              .24                .03
Net realized and unrealized gain (loss)                              .12               (.02)               .08
                                                              -------------------------------------------------
Total from investment operations                                     .44                .22                .11
---------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                (.32)              (.25)              (.03)
Distributions from net realized gain                                (.08)              (.05)                --
                                                              -------------------------------------------------
Total dividends and/or distributions to shareholders                (.40)              (.30)              (.03)
---------------------------------------------------------------------------------------------------------------

Net asset value, end of period                                $    10.04         $    10.00         $    10.08
                                                              =================================================

---------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                  4.51%              2.20%              1.08%
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                      $    2,812         $      831         $       22
---------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                             $    1,802         $      386         $        6
---------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                               3.22%              2.40%              1.50%
Total expenses                                                      1.51%              1.34%              2.63%
Expenses after payments and waivers and reduction
to custodian expenses                                               1.15%              1.15%              1.15%
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                               86% 5             131% 5              77%

1. For the period from February 21, 2003 (commencement of operations) to April 30, 2003.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. The portfolio turnover rate excludes purchases and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                     PURCHASE TRANSACTIONS     SALE TRANSACTIONS
----------------------------------------------------------------
April 30, 2005                $280,759,754          $281,155,514
April 30, 2004                 198,777,129           189,672,219

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     40 | OPPENHEIMER TOTAL RETURN BOND FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Total Return Bond Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek to maximize total return through both capital appreciation and income. As a secondary objective, it emphasizes preservation of capital. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. As of April 30, 2005, the Manager owned 45% of the Fund's shares. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after


                     41 | OPPENHEIMER TOTAL RETURN BOND FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of April 30, 2005, the Fund had purchased $19,785,237 of securities issued on a when-issued basis or forward commitment and sold $333,415 of securities issued on a when-issued basis or forward commitment.

      In connection with its ability to purchase or sell securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

      Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be


                     42 | OPPENHEIMER TOTAL RETURN BOND FUND
sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                                 NET UNREALIZED
                                                                   DEPRECIATION
                                                               BASED ON COST OF
                                                                 SECURITIES AND
 UNDISTRIBUTED      UNDISTRIBUTED             ACCUMULATED     OTHER INVESTMENTS
 NET INVESTMENT         LONG-TERM                    LOSS    FOR FEDERAL INCOME
 INCOME                      GAIN    CARRYFORWARD 1,2,3,4          TAX PURPOSES
 ------------------------------------------------------------------------------
 $109,345                    $ --                 $81,399               $92,368

1. As of April 30, 2005, the Fund had $67,482 of post-October losses available to offset future realized capital gains, if any. Such losses, if unutilized, will expire in 2014.

2. The Fund had $13,917 of straddle losses which were deferred.

3. During the fiscal year ended April 30, 2005, the Fund did not utilize any capital loss carryforward.

4. During the fiscal year ended April 30, 2004, the Fund did not utilize any capital loss carryforward.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for April 30, 2005. Net assets of the Fund were unaffected by the reclassifications.

            INCREASE TO                       INCREASE TO
            ACCUMULATED                   ACCUMULATED NET
            NET INVESTMENT                  REALIZED LOSS
            INCOME                         ON INVESTMENTS
            ---------------------------------------------
            $94,560                               $94,560


                     43 | OPPENHEIMER TOTAL RETURN BOND FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

The tax character of distributions paid during the years ended April 30, 2005 and April 30, 2004 was as follows:

                                             YEAR ENDED            YEAR ENDED
                                         APRIL 30, 2005        APRIL 30, 2004
            -----------------------------------------------------------------
            Distributions paid from:
            Ordinary income                $  2,009,882          $  1,099,958
            Long-term capital gain               58,611               138,009
                                           ----------------------------------
            Total                          $  2,068,493          $  1,237,967
                                           ==================================

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

            Federal tax cost of securities             $  74,704,900
            Federal tax cost of other investments        (12,934,048)
                                                       -------------
            Total federal tax cost                     $  61,770,852
                                                       =============

            Gross unrealized appreciation              $     469,710
            Gross unrealized depreciation                   (562,078)
                                                       -------------
            Net unrealized depreciation                $     (92,368)
                                                       =============

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.


                     44 | OPPENHEIMER TOTAL RETURN BOND FUND

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                    YEAR ENDED APRIL 30, 2005         YEAR ENDED APRIL 30, 2004
                                      SHARES           AMOUNT           SHARES           AMOUNT
------------------------------------------------------------------------------------------------
CLASS A
Sold                               1,066,067     $ 10,715,419        1,097,321     $ 11,099,906
Dividends and/or
distributions reinvested              54,023          543,541           23,011          231,801
Redeemed                            (523,711)      (5,266,250)        (304,660)      (3,078,277)
                                   -------------------------------------------------------------
Net increase                         596,379     $  5,992,710          815,672     $  8,253,430
                                   =============================================================

------------------------------------------------------------------------------------------------
CLASS B
Sold                                 248,698     $  2,501,568          338,504     $  3,425,891
Dividends and/or
distributions reinvested              11,443          115,136            5,465           55,025
Redeemed                            (126,951)      (1,276,855)        (133,432)      (1,344,598)
                                   -------------------------------------------------------------
Net increase                         133,190     $  1,339,849          210,537     $  2,136,318
                                   =============================================================

------------------------------------------------------------------------------------------------
CLASS C
Sold                                 458,302     $  4,615,150          299,731     $  3,028,348
Dividends and/or
distributions reinvested              16,060          161,543            4,441           44,736
Redeemed                             (95,285)        (957,700)         (48,158)        (485,940)
                                   -------------------------------------------------------------
Net increase                         379,077     $  3,818,993          256,014     $  2,587,144
                                   =============================================================

------------------------------------------------------------------------------------------------
CLASS N
Sold                                 218,611     $  2,199,418           97,335     $    983,787
Dividends and/or
distributions reinvested               7,583           76,293            1,242           12,515
Redeemed                             (29,185)        (293,418)         (17,548)        (175,237)
                                   -------------------------------------------------------------
Net increase                         197,009     $  1,982,293           81,029     $    821,065
                                   =============================================================


                     45 | OPPENHEIMER TOTAL RETURN BOND FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than U.S. government obligations and short-term obligations, for the year ended April 30, 2005, were $44,859,618 and $25,833,181, respectively. There were purchases of $9,916,152 and sales of $10,466,880 of U.S. government and government agency obligations for the year ended April 30, 2005. In addition, there were purchases of $280,759,754 and sales of $281,155,514 of To Be Announced (TBA) mortgage-related securities for the year ended April 30, 2005.

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.50% of the first $250 million of average annual net assets of the Fund, 0.475% of the next $500 million, and 0.45% of average annual net assets in excess of $750 million.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended April 30, 2005, the Fund paid $56,737 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service


                     46 | OPPENHEIMER TOTAL RETURN BOND FUND
fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at April 30, 2005 for Class B, Class C and Class N shares were $106,487, $79,904 and $59,930, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                                  CLASS A           CLASS B           CLASS C          CLASS N
                               CLASS A         CONTINGENT        CONTINGENT        CONTINGENT       CONTINGENT
                             FRONT-END           DEFERRED          DEFERRED          DEFERRED         DEFERRED
                         SALES CHARGES      SALES CHARGES     SALES CHARGES     SALES CHARGES    SALES CHARGES
                           RETAINED BY        RETAINED BY       RETAINED BY       RETAINED BY      RETAINED BY
YEAR ENDED                 DISTRIBUTOR        DISTRIBUTOR       DISTRIBUTOR       DISTRIBUTOR      DISTRIBUTOR
--------------------------------------------------------------------------------------------------------------
April 30, 2005                 $58,309                $--           $15,271            $1,143           $1,551
--------------------------------------------------------------------------------------------------------------

WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager has voluntarily agreed to waive management fees and/or reimburse expenses such that "Total Annual Operating Expenses" will not exceed 0.90% for Class A shares, 1.65% for Class B shares, 1.65% for Class C shares and 1.15% for Class N shares, respectively. During the year ended April 30, 2005, the Manager reimbursed the Fund $1,130, $23,935, $23,903 and $6,387 for Class A, Class B, Class C and Class N shares, respectively. The voluntary waiver described above may be amended or withdrawn at any time.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the year ended April 30, 2005, OFS waived $3,440 for Class B shares. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

      The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.


                     47 | OPPENHEIMER TOTAL RETURN BOND FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. FUTURES CONTRACTS CONTINUED

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

      Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations as the closing and expiration of futures contracts. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations.

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of April 30, 2005, the Fund had outstanding futures contracts as follows:

                                                                            UNREALIZED
                             EXPIRATION   NUMBER OF   VALUATION AS OF     APPRECIATION
CONTRACT DESCRIPTION              DATES   CONTRACTS    APRIL 30, 2005   (DEPRECIATION)
---------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
U.S. Long Bonds                 6/21/05          37      $  4,249,219       $   80,302
U.S. Treasury Nts., 10 yr.      6/21/05          24         2,674,125           36,722
                                                                            -----------
                                                                               117,024
                                                                            -----------
CONTRACTS TO SELL
U. S. Treasury Nts., 2 yr.      6/30/05          46         9,554,344          (12,463)
U. S. Treasury Nts., 5 yr.      6/21/05          95        10,303,047          (49,520)
                                                                            -----------
                                                                               (61,983)
                                                                            -----------
                                                                            $   55,041
                                                                            ===========

--------------------------------------------------------------------------------
6. ILLIQUID SECURITIES

As of April 30, 2005, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.


                     48 | OPPENHEIMER TOTAL RETURN BOND FUND

--------------------------------------------------------------------------------
7. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor, as well as 51 of the Oppenheimer funds (as "Nominal Defendants") including the Fund, 30 present and former Directors or Trustees and 8 present and former officers of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005 and amended on March 4, 2005, consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The defendants believe that the allegations contained in the Complaints are without merit and that they have meritorious defenses against the claims asserted. The defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                     49 | OPPENHEIMER TOTAL RETURN BOND FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF OPPENHEIMER TOTAL RETURN BOND FUND

We have audited the accompanying statement of assets and liabilities of Oppenheimer Total Return Bond Fund (the "Fund"), including the statement of investments, as of April 30, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2005, by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Total Return Bond Fund at April 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein in conformity with U.S. generally accepted accounting principles.

                                                          /s/ Ernest & Young LLP

New York, New York
May 26, 2005


                     50 | OPPENHEIMER TOTAL RETURN BOND FUND

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2006, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2005. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      Dividends and distributions of $0.1133, $0.1056, $0.1056 and $0.1099 per share were paid to Class A, Class B, Class C and Class N shareholders, respectively, on December 30, 2004, of which $0.0117 was designated as a "capital gain distribution" for federal income tax purposes. Whether received in stock or in cash, the capital gain distribution should be treated by shareholders as a gain from the sale of the capital assets held for more than one year (long-term capital gains).

      None of the dividends paid by the Fund during the year ended April 30, 2005 are eligible for the corporate dividend-received deduction.

      Dividends, if any, paid by the Fund during the fiscal year ended April 30, 2005 which are not designated as capital gain distributions, may be eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. In early 2006, shareholders of record will receive information regarding the percentage of distributions that are eligible for lower individual income tax rates. The amount will be the maximum amount allowed.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                     51 | OPPENHEIMER TOTAL RETURN BOND FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                     52 | OPPENHEIMER TOTAL RETURN BOND FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the advisory agreement. The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for this purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      NATURE AND EXTENT OF SERVICES. In considering the renewal of the Fund's advisory agreement for the current year, the Board evaluated the nature and extent of the services provided by the Manager and its affiliates. The Manager provides the Fund with office space, facilities and equipment; administrative, accounting, clerical, legal and compliance personnel; securities trading services; oversight of third party service providers and the services of the portfolio managers and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments.

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board noted that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services and information the Board received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. The Board members also considered their experiences as directors or trustees of the Fund and other funds advised by the Manager. The Board received and reviewed information regarding the quality of services provided by affiliates of the Manager, which it also reviews at other times during the year in connection with the renewal of the Fund's service agreements. The Board noted that the relatively low redemption rate for funds advised by the Manager provided an indication of shareholder satisfaction with the overall level of services provided by the Manager.

      PORTFOLIO MANAGEMENT SERVICES AND PERFORMANCE. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Angelo Manioudakis, Charles Moon, Benjamin Gord, Geoffrey Caan and Antulio Bomfim and the Manager's High Grade investment team and analysts. Messrs. Manioudakis, Moon, Gord, Caan and Bomfim had over 12, 13, 14, 10 and 13 years, respectively, of experience managing fixed-income investments. Mr. Manioudakis has been a Senior Vice President of the Manager and of HarbourView Asset Management Corporation since


                     53 | OPPENHEIMER TOTAL RETURN BOND FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
April 2002 and has been a Senior Vice President of OFI Institutional Asset Management, Inc. since June 2002. He was Executive Director and portfolio manager for Miller, Anderson & Sherrerd, a division of Morgan Stanley Investment Management from August 1993 through April 2002. Mr. Gord has been a Vice President of the Manager since April 2002 and was an Executive Director and a Senior Fixed Income Analyst at Miller, Anderson & Sherrerd from April 1992 through March 2002. Mr. Moon has been a Vice President of the Manager since April 2002 and was an Executive Director and a portfolio manager at Miller, Anderson & Sherrerd from June 1999 through March 2002. Mr. Caan has been a Vice President of the Manager since August 2003 and was a Vice President of ABN AMRO N.A., Inc. from June 2002 through August 2003, and a Vice President of Zurich Scudder Investments from January 1999 through June 2002. Mr. Bomfim has been a Vice President of the Manager since October 2003 and was a Senior Economist at the Board of Governors of the Federal Reserve System from June 1992 to October 2003.

      The Board reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other intermediate investment-grade debt funds (including both funds advised by the Manager and funds advised by other investment advisers). The Board also receives and reviews comparative performance information regarding the Fund and other funds at each Board meeting. The Board noted that the Fund's one-year and since inception performance were both better than its peer group average.

      MANAGEMENT FEES AND EXPENSES. The Board also reviewed information, including comparative information, regarding the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other intermediate investment-grade debt funds and other funds with comparable assets levels and distribution features. The Manager has agreed to voluntarily cap expenses at 0.90% for Class A shares, 1.65% for Class B and Class C shares and 1.15% for Class N shares. The Board noted that the Fund's contractual management fees and its total expenses are lower than its peer group average, although the Fund's actual management fees are slightly higher than its peer group average. In addition, the Board evaluated the comparability of the fees charged and the services provided to the Fund to the fees charged and services provided to other types of entities advised by the Manager.

      PROFITABILITY OF THE MANAGER AND AFFILIATES. The Board also reviewed information regarding the cost of services provided by the Manager and its affiliates and the Manager's profitability. The Board considered that the Manager must be able to pay and retain


                     54 | OPPENHEIMER TOTAL RETURN BOND FUND
experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund and the current level of Fund assets in relation to the Fund's breakpoint schedule for its management fees. The Board noted that the fund has recently experienced significant asset growth but that current asset levels remain relatively modest and that, based on current asset levels, the Fund is not yet approaching its last management fee breakpoint.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund. Fund counsel is independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules. The Board was aware that there are alternatives to retaining the Manager.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates are reasonable in relation to the services provided. Accordingly, the Board elected to continue the investment advisory agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the advisory agreement, including the management fee, in light of all of the surrounding circumstances.


                     55 | OPPENHEIMER TOTAL RETURN BOND FUND

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS;
FUND, LENGTH OF SERVICE, AGE       OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD BY
                                   TRUSTEE; NUMBER OF PORTFOLIOS IN FUND COMPLEX
                                   CURRENTLY OVERSEEN BY TRUSTEE

INDEPENDENT                        THE ADDRESS OF EACH TRUSTEE AND INTERESTED
TRUSTEES                           TRUSTEE IN THE CHARTS BELOW IS 6803 S. TUCSON
                                   WAY, CENTENNIAL, CO 80112-3924. EACH TRUSTEE
                                   SERVES FOR AN INDEFINITE TERM, UNTIL HIS OR
                                   HER RESIGNATION, RETIREMENT, DEATH OR
                                   REMOVAL.

PETER I. WOLD,                     President of Wold Oil Properties, Inc. (oil
Chairman of the Board              and gas exploration and production company)
(since December 2004),             (since 1994); Vice President, Secretary and
Trustee (since 2003)               Treasurer of Wold Trona Company, Inc. (soda
Age: 57                            ash processing and production) (since 1996);
                                   Vice President of Wold Talc Company, Inc.
                                   (talc mining) (since 1999); Managing Member of Hole-in-the-Wall Ranch (cattle ranching)
                                   (since 1979); Director and Chairman of the
                                   Denver Branch of the Federal Reserve Bank of
                                   Kansas City (1993-1999); and Director of
                                   PacifiCorp. (electric utility) (1995-1999).
                                   Oversees 14 portfolios in the
                                   OppenheimerFunds complex.

RONALD J. ABDOW,                   Chairman of Abdow Corporation (operator of
Trustee (since 2003)               restaurants) (since 1959); Trustee of the
Age: 73                            following real estate businesses (owners and
                                   operators of restaurants): G&R Realty Co.
                                   (since 1973), G&R Trust Co. (since 1973),
                                   Abdow Partnership (since 1975), Auburn
                                   Associates (since 1983) and Hazard Associates
                                   (since 1985); Trustee of the following
                                   open-end investment companies: MML Series
                                   Investment Fund II (since 2005), MassMutual
                                   Premier Funds (since 2004), MML Series
                                   Investment Fund (1993-2004) and of MassMutual
                                   Select Funds (formerly MassMutual
                                   Institutional Funds) (1994-2004); Trustee of
                                   Bay State Health System (health services)
                                   (since 1994); Chairman of Western Mass
                                   Development Corp. (non-profit land
                                   development) (since 1996); and Chairman of American Inter- national College (non-profit college) (since 1991). Oversees 14 portfolios in the OppenheimerFunds complex.

JOSEPH M. WIKLER,                  Director of the following medical device
Trustee (since 2003)               companies: Medintec (since 1992) and Cathco
Age: 64                            (since 1996); Director of Lakes Environmental
                                   Association (since 1996); Member of the
                                   Investment Committee of the Associated Jewish
                                   Charities of Baltimore (since 1994); Director of Fortis/Hartford mutual funds (1994 -
                                   December 2001). Oversees 14 portfolios in the
                                   OppenheimerFunds complex.

--------------------------------------------------------------------------------
INTERESTED TRUSTEE

EUSTIS WALCOTT,                    Principal with Ardsley Associates (consulting
Trustee (since 2003)               firm) (since 2000); Director of Cornerstone
Age: 67                            Real Estate Advisors LLC (real estate equity
                                   investment manage- ment services) (an
                                   affiliate of the Manager) (since October
                                   2000); Director of MML Investors Services
                                   (individual retirement, insurance,
                                   investment, and life event planning products and services company) (an affiliate of the Manager) (since October 2000); Trustee of OFI
                                   Trust Company (an affiliate of the Manager)
                                   (since 2001); Trustee of the American
                                   International College (1995 - December 2003);
                                   Senior Vice President of Massachusetts Mutual
                                   Life Insurance Company (May 1990 - July
                                   2000); Vice President of MassMutual
                                   Foundation for Hartford, Inc. (since 2005).
                                   Oversees 14 portfolios in the
                                   OppenheimerFunds complex.


                     56 | OPPENHEIMER TOTAL RETURN BOND FUND

--------------------------------------------------------------------------------
INTERESTED TRUSTEE                 THE ADDRESS OF MR. MURPHY IN THE CHART BELOW
AND OFFICER                        IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY
                                   STREET, NEW YORK, NY 10281-1008. MR. MURPHY
                                   SERVES FOR AN INDEFINITE TERM, UNTIL HIS
                                   RESIGNATION, DEATH OR REMOVAL.

JOHN V. MURPHY,                    Chairman, Chief Executive Officer and
President and Trustee              director (since June 2001) and President
(since 2003)                       (since September 2000) of the Manager;
Age: 55                            President and a director or trustee of other
                                   Oppenheimer funds; President and a director
                                   (since July 2001) of Oppenheimer Acquisition
                                   Corp. (the Manager's parent holding company) and of Oppenheimer Partnership Holdings, Inc.
                                   (a holding company subsidiary of the
                                   Manager); a director (since November 2001) of
                                   OppenheimerFunds Distributor, Inc. (a
                                   subsidiary of the Manager); Chairman and a director (since July 2001) of Shareholder
                                   Services, Inc. and of Shareholder Financial
                                   Services, Inc. (transfer agent subsidiaries of the Manager); President and a director
                                   (since July 2001) of OppenheimerFunds Legacy
                                   Program (a charitable trust program
                                   established by the Manager); a director of the following investment advisory subsidiaries of the Manager: OFI
                                   Institutional Asset Management, Inc.,
                                   Centennial Asset Manage- ment Corporation,
                                   Trinity Investment Management Corporation and
                                   Tremont Capital Management, Inc. (since
                                   November 2001), HarbourView Asset Manage-ment Corporation and OFI Private Investments,
                                   Inc. (since July 2001); President (since
                                   November 1, 2001) and a director (since July
                                   2001) of Oppenheimer Real Asset Management,
                                   Inc.; Executive Vice President (since
                                   February 1997) of Massachusetts Mutual Life
                                   Insurance Company (the Manager's parent com-pany); a director (since June 1995) of DLB
                                   Acquisition Corporation (a holding company that owns the shares of Babson Capital
                                   Management LLC); a member of the Investment
                                   Company Institute's Board of Governors
                                   (elected to serve from October 3, 2003
                                   through September 30, 2006). Formerly, Chief
                                   Operating Officer (September 2000-June 2001) of the Manager; President and trustee
                                   (November 1999-November 2001) of MML Series
                                   Investment Fund and MassMutual Select Funds
                                   (open-end investment companies); a director
                                   (September 1999-August 2000) of C.M. Life
                                   Insurance Company; President, Chief Executive
                                   Officer and director (September 1999-August
                                   2000) of MML Bay State Life Insurance
                                   Company; a director (June 1989-June 1998) of
                                   Emerald Isle Bancorp and Hibernia Savings
                                   Bank (a wholly-owned subsidiary of Emerald
                                   Isle Bancorp). Oversees 66 portfolios as
                                   Trustee/Director and 20 additional port-folios as Officer in the OppenheimerFunds complex.

--------------------------------------------------------------------------------
OFFICERS THE ADDRESS OF THE OFFICERS IN THE CHART BELOW IS AS FOLLOWS: FOR MR. MANIOUDAKIS AND MR. ZACK, TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, NEW YORK, NY 10281- 1008; FOR MR. WIXTED AND MR. VANDEHEY, 6803 S. TUCSON WAY, CENTENNIAL, CO 80112-3924. EACH OFFICER SERVES FOR AN ANNUAL TERM OR UNTIL HIS OR HER EARLIER RESIGNATION, DEATH OR REMOVAL.

ANGELO MANIOUDAKIS,                Senior Vice President of the Manager (since
Vice President (since 2003)        April 2002), of HarbourView Asset Management
Age: 38                            Corporation (since April, 2002) and of OFI
                                   Institutional Asset Management, Inc. (since
                                   June 2002); an officer of 14 portfolios in the OppenheimerFunds complex. Formerly
                                   Executive Director and portfolio man- ager for Miller, Anderson & Sherrerd, a division of Morgan Stanley Investment Management
                                   (August 1993-April 2002).

BRIAN W. WIXTED,                   Senior Vice President and Treasurer (since
Treasurer (since 2003)             March 1999) of the Manager; Treasurer of
Age: 45                            HarbourView Asset Management Corporation,
                                   Shareholder Financial Services, Inc.,
                                   Shareholder Services, Inc., Oppenheimer Real
                                   Asset Management Corporation, and Oppenheimer
                                   Partnership Holdings, Inc. (since March
                                   1999), of OFI Private Investments, Inc.
                                   (since March 2000), of OppenheimerFunds
                                   Inter- national Ltd. and OppenheimerFunds plc
                                   (since May 2000), of OFI Institutional


                     57 | OPPENHEIMER TOTAL RETURN BOND FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

BRIAN W. WIXTED,                   Asset Management, Inc. (since November 2000),
Continued                          and of OppenheimerFunds Legacy Program (a
                                   Colorado non-profit corporation) (since June
                                   2003); Treasurer and Chief Financial Officer
                                   (since May 2000) of OFI Trust Company (a trust company subsidiary of the Manager;
                                   Assistant Treasurer (since March 1999) of
                                   Oppenheimer Acquisition Corp. Formerly
                                   Assistant Treasurer of Centennial Asset
                                   Management Corporation (March 1999-October
                                   2003) and OppenheimerFunds Legacy Program
                                   (April 2000-June 2003); Principal and Chief
                                   Operating Officer (March 1995-March 1999) at
                                   Bankers Trust Company-Mutual Fund Services
                                   Division. An officer of 86 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                    Executive Vice President (since January 2004)
Secretary (since 2003)             and General Counsel (since February 2002) of
Age: 56                            the Manager; General Counsel and a director
                                   (since November 2001) of the Distributor;
                                   General Counsel (since November 2001) of
                                   Centennial Asset Management Corporation;
                                   Senior Vice President and General Counsel
                                   (since November 2001) of HarbourView Asset
                                   Management Corporation; Secretary and General
                                   Counsel (since November 2001) of Oppenheimer
                                   Acquisition Corp.; Assistant Secretary and a director (since October 1997) of
                                   OppenheimerFunds International Ltd. and
                                   OppenheimerFunds plc; Vice President and a director (since November 2001) of Oppenheimer
                                   Partnership Holdings, Inc.; a director (since
                                   November 2001) of Oppenheimer Real Asset
                                   Management, Inc.; Senior Vice President,
                                   General Counsel and a director (since
                                   November 2001) of Shareholder Financial
                                   Services, Inc., Shareholder Services, Inc.,
                                   OFI Private Investments, Inc. and OFI Trust
                                   Company; Vice President (since November 2001) of OppenheimerFunds Legacy Program; Senior
                                   Vice President and General Counsel (since
                                   November 2001) of OFI Institutional Asset
                                   Management, Inc.; a director (since June
                                   2003) of OppenheimerFunds (Asia) Limited.
                                   Formerly Senior Vice President (May
                                   1985-December 2003), Acting General Counsel
                                   (November 2001-February 2002) and Associate
                                   General Counsel (May 1981-October 2001) of the Manager; Assistant Secretary of
                                   Shareholder Services, Inc. (May 1985-
                                   November 2001), Shareholder Financial
                                   Services, Inc. (November 1989-November 2001);
                                   and OppenheimerFunds International Ltd.
                                   (October 1997-November 2001). An officer of
                                   86 portfolios in the OppenheimerFunds
                                   complex.

MARK S. VANDEHEY,                  Senior Vice President and Chief Compliance
Vice President and                 Officer (since March 2004) of the Manager;
Chief Compliance Officer           Vice President (since June 1983) of
(since 2004)                       OppenheimerFunds Distributor, Inc.,
Age: 54                            Centennial Asset Management Corporation and
                                   Shareholder Services, Inc. Formerly (until
                                   February 2004) Vice President and Director of
                                   Internal Audit of the Manager. An officer of 86 portfolios in the OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST.


                     58 | OPPENHEIMER TOTAL RETURN BOND FUND

ITEM 2.  CODE OF ETHICS

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

         The Board of Trustees of the registrant has determined that Joseph M. Wikler, the Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Mr. Wikler as the Audit Committee's financial expert. Mr. Wikler is an "independent" Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

         (a)  Audit Fees

              The principal accountant for the audit of the registrant's annual financial statements billed $19,450 in fiscal 2005 and $18,250 in fiscal 2004.

         (b)  Audit-Related Fees

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

              Such fees include:  internal control reviews.

         (c)  Tax Fees

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

              Such fees include: tax compliance, tax planning and tax advice. Tax compliance generally involves preparation of original and amended tax returns, claims for a refund and tax payment-planning services. Tax planning and tax advice includes assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

         (d)  All Other Fees

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

              The principal accountant for the audit of the registrant's annual financial statements billed $115,000 in fiscal 2005 and no such fees in fiscal 2004 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

              Such fees would include the cost to the principal accountant of attending audit committee meetings and consultations regarding the registrant's retirement plan with respect to its trustees.

         (e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

              The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

              Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

              (2) 100%

         (f)  Not applicable as less than 50%.

         (g) The principal accountant for the audit of the registrant's annual financial statements billed $115,000 in fiscal 2005 and no such fess in fiscal 2004 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

         (h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
              (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal account's independence. No such services were rendered.

ITEM 5.  NOT APPLICABLE

ITEM 6.  SCHEDULE OF INVESTMENTS

         Not applicable

ITEM 7. DISCLOSURE OF PROXY POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

         Not applicable

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES

         Not applicable

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

         Not applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

         The Board is responsible for approving nominees for election as trustees. To assist in this task, the Board has designated the Audit Committee as the nominating committee for the Board. It reviews and recommends nominees to the Board. The Committee is comprised entirely of disinterested trustees as defined in Section 2(a)(19) of the Investment Company Act of 1940.

         The Audit Committee charter describes the responsibilities of the Committee in nominating candidates for election as independent Trustees of the Registrant. The Registrant's Board has adopted a written charter for the Committee. A current copy of the Audit Committee charter is available to shareholders on the OppenheimerFunds website at WWW.OPPENHEIMERFUNDS.COM.

         Under the current policy, if the Board determines that a vacancy exists or is likely to exist on the Board, the Audit Committee of the Board will consider candidates for Board membership including recommended by Registrant shareholders. The Audit Committee will consider nominees recommended by independent Board members or recommended by any other Board members including Board members affiliated with the Registrant's investment advisors. The Committee may, upon Board approval, retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Audit Committee may also use the services of legal, financial, or other external counsel that it deems necessary or desirable in the screening process. Shareholders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., 6803 South Tucson Way, Centennial, CO 80112, to the attention of the Board of Trustees of the named Registrant, c/o the Secretary of the Registrant.

         The Committee's process for identifying and evaluating nominees for trustees includes a number of factors. In screening candidates for board membership, whether the candidate is suggested by Board members, shareholders or others, the Committee considers the candidate's professional experience, soundness of judgment, integrity, ability to make independent, analytical inquiries, collegiality, willingness and ability to devote the time required to perform Board activities adequately, ability to represent the interests of all shareholders of the Registrant, and diversity relative to the board's composition. Candidates are expected to provide a mix of attributes, experience, perspective and skills necessary to effectively advance the interests of shareholders.

ITEM 11.  CONTROLS AND PROCEDURES

         (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of April 30, 2005, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

         (b) There have been no changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

   (A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)(NOT APPLICABLE TO SEMIANNUAL REPORTS)

   (B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)

   (C) EXHIBITS ATTACHED HERETO. (ATTACH PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES AS REQUIRED BY ITEM 7)

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Total Return Bond Fund

By:      /S/ JOHN V. MURPHY
         ----------------------------
         John V. Murphy
         Principal Executive Officer
Date:    June 15, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /S/ JOHN V. MURPHY
         ----------------------------
         John V. Murphy
         Principal Executive Officer
Date:    June 15, 2005

By:      /S/ BRIAN W. WIXTED
         ----------------------------
         Brian W. Wixted
         Chief Financial Officer
Date:    June 15, 2005